Trade and other receivables (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Statement [Line Items]
Trade receivables, net	[1]	₨ 11,345,542		₨ 10,784,668
Other receivables including deposits		3,270,064		3,276,985
Construction contract related accruals		0		0
Trade and other current receivables		₨ 14,615,606	$ 177,769	₨ 14,061,653

[1]	Trade receivables as of March 31, 2023 and March 31, 2022 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.